Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 13,754	$ 20,814
Restricted deposits	380	422
Trade receivables, net	13,765	13,382
Contract assets (Note 4)	1,269	899
Other accounts receivable and prepaid expenses (Note 5)	1,673	506
Inventories, net (Note 6)	17,196	11,244
Current assets related to discontinued operations		1,524
Total current assets	48,037	48,791
LONG-TERM ASSETS:
Long-term receivables and other deposits	97	79
Property, plant and equipment, net (Note 7)	9,127	4,632
Operating lease right-of-use asset (Note 3)	7,654
Total long-term assets	16,878	4,711
Total assets	64,915	53,502
CURRENT LIABILITIES:
Trade payables	7,661	5,650
Other accounts payable and accrued expenses (Note 8)	5,572	3,842
Advances from customers	1,563	727
Contract liabilities (Note 4)	196	366
Operating lease short term liabilities (Note 3)	1,240
Current liabilities related to discontinued operations		366
Total current liabilities	16,232	10,951
LONG-TERM LIABILITIES:
Operating lease long term liabilities (Note 3)	6,499
Accrued severance pay	764	690
Total long-term liabilities	7,263	690
COMMITMENTS AND CONTINGENT LIABILITIES (Note 9)
EQUITY:
Share capital (Note 10) - Ordinary shares of NIS 0.03 par value - Authorized: 100,000,000 shares at December 31, 2019 and 2018; Issued and outstanding: 38,456,693 and 37,516,891 at December 31, 2019 and at December 31, 2018 respectively.	394	386
Additional paid-in capital	121,212	118,568
Accumulated other comprehensive income	(1,195)	220
Accumulated deficit	(78,991)	(76,961)
Total RADA Electronic Industries shareholders' equity	41,420	42,213
Non-controlling interest		(352)
Total equity	41,420	41,861
Total liabilities and equity	$ 64,915	$ 53,502